Accounting policies - Change in accounting estimates and accounting policies - IFRS 16 - Leases (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting policies
Lease liabilities	$ 5,716	$ 6,131	$ 5,919
Right-of-use assets	$ 5,175	$ 5,643	$ 5,611